JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.6%
Fixed Income — 17.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,812	80,226
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,172	13,945
JPMorgan High Yield Fund Class R6 Shares (a)	6,169	40,840
Total Fixed Income		135,011
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	795	14,116
U.S. Equity — 21.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,906	164,829
Total Investment Companies (Cost $239,977)		313,956
Exchange-Traded Funds — 27.4%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	62	6,234
Fixed Income — 10.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	679	32,136
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	215	10,210
JPMorgan Inflation Managed Bond ETF (a)	805	38,632
Total Fixed Income		80,978
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	253	14,088
JPMorgan BetaBuilders International Equity ETF (a)	1,224	77,129
Total International Equity		91,217
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	229	21,645
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	179	12,018
Total U.S. Equity		33,663
Total Exchange-Traded Funds (Cost $181,141)		212,092
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 7.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	20
2.20%, 2/4/2026	15	14
2.70%, 2/1/2027	765	726
6.53%, 5/1/2034 (b)	75	81
L3Harris Technologies, Inc.
5.25%, 6/1/2031	90	94
5.40%, 7/31/2033	78	81
Northrop Grumman Corp.
5.15%, 5/1/2040	95	97
3.85%, 4/15/2045	80	68

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
2.25%, 7/1/2030	143	128
5.15%, 2/27/2033	51	53
3.75%, 11/1/2046	130	106
		1,468
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	159
Hyundai Capital America
1.30%, 1/8/2026 (b)	40	38
5.65%, 6/26/2026 (b)	340	347
4.55%, 9/26/2029 (b)	100	100
		644
Banks — 2.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	207
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	214
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	200	208
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	205
5.44%, 7/15/2031	200	209
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	192
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	77	78
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	80	77
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	105	105
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	160	165
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	170	179
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	500	448
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	180	187
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	110	119
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	50	53
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	249	255
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	191
Bank of Montreal (Canada)
5.30%, 6/5/2026	90	92
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	64	65
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	90	92
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	95	95
Barclays plc (United Kingdom) (SOFR + 2.98%), 6.22%, 5/9/2034 (c)	200	215
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	365	374

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	200	207
(SOFR + 1.88%), 5.74%, 2/20/2035 (b) (c)	200	212
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	300	291
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	250	262
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	80	83
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	210	211
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	125	123
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	350	360
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	152	152
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	410	366
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	200	199
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	239
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	500	514
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	200
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	207
5.25%, 4/26/2029 (b)	224	231
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	162
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (c)	745	695
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	191
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	270	257
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	235	246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	200	207
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	248	252
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	255	265
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	85	86
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	100	104
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	200	194
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	400	408
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	190
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	245	212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	200	209
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	272

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	200	211
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	207
5.71%, 1/13/2030	200	212
5.42%, 7/9/2031	250	262
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	55	58
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	65	67
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	85	93
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	45	45
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	60	63
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	191
Wells Fargo & Co.
4.30%, 7/22/2027	580	581
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	110	114
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	70	72
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	35	37
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	95	100
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	110	102
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	200	207
		15,854
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	86
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	225	235
4.05%, 11/21/2039	200	185
4.25%, 11/21/2049	75	67
Amgen, Inc. 3.00%, 1/15/2052	200	141
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	81
		709
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	165
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	76
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	85	91
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	70	79
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	85
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	300	290
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150	143
5.41%, 5/10/2029	150	156

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	685
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	440	423
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	100	108
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	205	210
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	425	440
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	185	177
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	100	87
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	180	185
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	135	139
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	25	26
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	95	98
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	380	332
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	130	135
Nasdaq, Inc. 5.55%, 2/15/2034	35	37
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	211
5.78%, 7/3/2034	400	420
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	225	235
		4,792
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	276	301
LYB International Finance III LLC 1.25%, 10/1/2025	52	50
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	247	252
		603
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	220	234
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	152
2.45%, 10/29/2026	450	432
6.10%, 1/15/2027	150	155
3.00%, 10/29/2028	150	142
5.10%, 1/19/2029	150	153
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	200	204
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	290	291
2.13%, 2/21/2026 (b)	60	58
4.25%, 4/15/2026 (b)	10	10
4.38%, 5/1/2026 (b)	78	77
2.53%, 11/18/2027 (b)	383	358
5.75%, 3/1/2029 (b)	72	74
5.75%, 11/15/2029 (b)	220	227

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	70	72
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	85	73
General Motors Financial Co., Inc.
3.80%, 4/7/2025	100	99
5.40%, 5/8/2027	55	56
5.75%, 2/8/2031	60	62
5.95%, 4/4/2034	60	62
5.45%, 9/6/2034	70	70
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	70	70
		3,101
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	100	84
2.50%, 2/10/2041 (b)	50	35
Kroger Co. (The)
5.00%, 9/15/2034	50	51
5.50%, 9/15/2054	40	40
		210
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	99	94
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	35
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	126
WP Carey, Inc. 2.40%, 2/1/2031	71	62
		188
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	52
3.50%, 6/1/2041	227	186
3.55%, 9/15/2055	152	111
Sprint Capital Corp. 6.88%, 11/15/2028	40	44
Verizon Communications, Inc.
5.05%, 5/9/2033	145	150
2.65%, 11/20/2040	79	58
		601
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	114
5.65%, 6/1/2054	60	64
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	292	304
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	149

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Corp. 6.10%, 9/15/2053	90	98
Duke Energy Florida LLC 5.95%, 11/15/2052	82	91
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	31
Edison International
5.75%, 6/15/2027	70	72
5.45%, 6/15/2029	155	161
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	82
Entergy Arkansas LLC 2.65%, 6/15/2051	36	23
Entergy Louisiana LLC
4.00%, 3/15/2033	67	64
2.90%, 3/15/2051	20	13
Entergy Mississippi LLC 5.00%, 9/1/2033	130	133
Evergy Metro, Inc. 4.95%, 4/15/2033	114	116
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	230	238
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	95	97
Evergy, Inc. 2.90%, 9/15/2029	175	162
Eversource Energy 3.38%, 3/1/2032	85	77
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	345	334
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	80	72
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	107
Interstate Power and Light Co.
4.95%, 9/30/2034	50	51
5.45%, 9/30/2054	55	57
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	53	49
5.40%, 6/1/2033 (b)	200	207
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	78	78
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	34	28
MidAmerican Energy Co. 5.85%, 9/15/2054	50	56
Monongahela Power Co. 5.85%, 2/15/2034 (b)	40	43
Nevada Power Co. 6.00%, 3/15/2054	40	44
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	111	72
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	160	162
5.55%, 3/15/2054	150	157
Northern States Power Co. 5.10%, 5/15/2053	130	131
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	40	39
2.45%, 12/2/2027 (b)	165	155
Ohio Power Co. 5.00%, 6/1/2033	95	97
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	101
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	74
2.95%, 3/1/2026	137	134
6.40%, 6/15/2033	109	119
5.80%, 5/15/2034	151	160
3.75%, 8/15/2042 (d)	41	32

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.30%, 3/15/2045	25	21
6.75%, 1/15/2053	45	51
5.90%, 10/1/2054	20	21
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	940	992
Series A-3, 5.54%, 7/15/2047	85	90
Series A-3, 5.53%, 6/1/2049	140	148
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	49
Series A-5, 5.10%, 6/1/2052	45	46
PPL Capital Funding, Inc. 5.25%, 9/1/2034	65	67
Public Service Co. of Oklahoma 5.25%, 1/15/2033	80	82
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	71	71
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	77
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	64	65
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	74
5.85%, 11/1/2027	98	103
5.45%, 6/1/2031	150	159
Series C, 4.13%, 3/1/2048	54	46
5.88%, 12/1/2053	53	57
Southern Co. (The) 5.70%, 3/15/2034	95	102
Tampa Electric Co. 4.90%, 3/1/2029	135	138
Union Electric Co.
5.20%, 4/1/2034	130	136
3.90%, 4/1/2052	68	56
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	62	66
		7,365
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	123
4.00%, 4/14/2032	400	383
		506
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	39
Fiserv, Inc. 5.15%, 8/12/2034	250	257
Global Payments, Inc. 3.20%, 8/15/2029	139	130
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	50	52
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	230	237
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	250	259
Shell International Finance BV 3.13%, 11/7/2049	86	62
		1,036
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	112	112
J M Smucker Co. (The)
6.20%, 11/15/2033	40	44

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.50%, 11/15/2053	35	40
JBS USA Holding Lux SARL
3.75%, 12/1/2031	100	92
6.75%, 3/15/2034 (b)	93	103
Kellanova 5.25%, 3/1/2033	65	68
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	81
4.38%, 6/1/2046	47	42
Tyson Foods, Inc. 5.70%, 3/15/2034	70	74
		656
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	57
Southern California Gas Co. 6.35%, 11/15/2052	125	145
		202
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	60	65
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	67
CSX Corp. 3.80%, 11/1/2046	93	78
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	150	155
5.20%, 10/30/2034 (b)	70	73
Norfolk Southern Corp. 3.05%, 5/15/2050	90	63
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	90	95
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	200	191
Uber Technologies, Inc. 4.80%, 9/15/2034	60	60
Union Pacific Corp. 3.55%, 8/15/2039	121	106
		953
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	26
DH Europe Finance II SARL 3.25%, 11/15/2039	46	39
		65
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	50	51
Banner Health 1.90%, 1/1/2031	100	87
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	48
Cencora, Inc. 5.13%, 2/15/2034	270	278
Cigna Group (The) 5.13%, 5/15/2031	220	229
CommonSpirit Health
1.55%, 10/1/2025	30	29
2.78%, 10/1/2030	65	59
3.91%, 10/1/2050	25	20
HCA, Inc.
5.60%, 4/1/2034	150	156
5.45%, 9/15/2034	75	77
5.50%, 6/15/2047	60	60

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 7/15/2051	52	37
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	54
MultiCare Health System 2.80%, 8/15/2050	46	29
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	11
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	39
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	59
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	161
5.88%, 2/15/2053	40	44
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	111
		1,639
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	61
DOC DR LLC 2.63%, 11/1/2031	45	39
Healthcare Realty Holdings LP
3.10%, 2/15/2030	200	184
2.00%, 3/15/2031	166	139
Healthpeak OP LLC 2.13%, 12/1/2028	121	111
Sabra Health Care LP 3.20%, 12/1/2031	80	70
		604
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	180	187
3.35%, 3/12/2050	86	63
		250
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	74
Southern Power Co. 5.15%, 9/15/2041	115	114
		188
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100	104
Industrial REITs — 0.0% ^
Prologis LP 5.25%, 3/15/2054	127	129
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	177
Athene Global Funding 1.45%, 1/8/2026 (b)	205	197
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	55
Brown & Brown, Inc. 2.38%, 3/15/2031	168	145
CNA Financial Corp. 5.13%, 2/15/2034	180	184
CNO Global Funding 5.88%, 6/4/2027 (b)	250	258
Corebridge Global Funding 5.90%, 9/19/2028 (b)	70	74
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	136	92
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	50	52
F&G Global Funding 5.88%, 6/10/2027 (b)	100	102

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	29	29
High Street Funding Trust I 4.11%, 2/15/2028 (b)	100	97
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	100	102
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	200	230
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	188	151
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	75	69
5.16%, 5/28/2031 (b)	210	220
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	40	35
3.30%, 5/15/2050 (b)	169	124
		2,393
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	90	98
5.40%, 8/15/2054	75	78
		176
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	92
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	46
3.50%, 6/1/2041	50	35
3.50%, 3/1/2042	30	21
3.70%, 4/1/2051	174	111
Comcast Corp.
3.25%, 11/1/2039	149	122
2.80%, 1/15/2051	204	135
5.35%, 5/15/2053	230	235
Discovery Communications LLC 3.63%, 5/15/2030	74	67
		772
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	100	103
2.50%, 9/1/2030 (b)	158	141
5.63%, 4/4/2034 (b)	80	83
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	100	95
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	113
5.38%, 8/15/2034	150	155
		690
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	53
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	50
Consumers Energy Co. 3.25%, 8/15/2046	34	26

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
DTE Energy Co.
4.88%, 6/1/2028	100	102
5.10%, 3/1/2029	200	206
Engie SA (France) 5.63%, 4/10/2034 (b)	245	257
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	73
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	54
		821
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	113	99
Oil, Gas & Consumable Fuels — 0.5%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	160	159
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	85
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	51
Cheniere Energy, Inc. 5.65%, 4/15/2034 (b)	60	62
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	39	39
5.68%, 1/15/2034 (b)	55	57
Coterra Energy, Inc. 3.90%, 5/15/2027	65	64
Devon Energy Corp. 5.75%, 9/15/2054	105	102
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	120	126
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (d)	210	192
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	183
4.45%, 2/15/2043	100	91
Exxon Mobil Corp. 3.00%, 8/16/2039	265	218
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	75	66
4.32%, 12/30/2039 (b)	55	44
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	245	239
3.45%, 10/15/2027 (b)	130	126
HF Sinclair Corp. 5.88%, 4/1/2026	49	50
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	147
7.80%, 8/1/2031	130	151
MPLX LP
5.50%, 6/1/2034	130	134
4.50%, 4/15/2038	86	79
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	80	71
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	20	21
Occidental Petroleum Corp.
5.20%, 8/1/2029	45	46

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 1/1/2032	45	46
ONEOK, Inc.
4.75%, 10/15/2031	185	185
5.70%, 11/1/2054	160	159
Phillips 66 Co.
3.55%, 10/1/2026	85	84
5.30%, 6/30/2033	60	62
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	35	35
5.03%, 10/1/2029 (b)	35	35
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	136
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	200	212
		3,774
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	73	67
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	241
Kenvue, Inc. 5.20%, 3/22/2063	80	82
		323
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	23
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	90	83
3.70%, 3/15/2052	67	53
5.55%, 2/22/2054	10	11
5.65%, 2/22/2064	95	101
Eli Lilly & Co. 5.00%, 2/9/2054	190	193
Merck & Co., Inc.
2.35%, 6/24/2040	133	98
4.00%, 3/7/2049	20	17
2.90%, 12/10/2061	15	10
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	61
5.30%, 5/19/2053	145	150
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	287
Zoetis, Inc. 5.60%, 11/16/2032	98	105
		1,192
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	65
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	41
UDR, Inc.
2.10%, 8/1/2032	167	138
1.90%, 3/15/2033	40	32
		211

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	64
2.50%, 8/16/2031	40	35
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	50	52
Realty Income Corp. 1.80%, 3/15/2033	115	92
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	272	269
		564
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	85	64
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	195
5.05%, 7/12/2029	250	258
5.15%, 11/15/2031	190	197
4.55%, 2/15/2032	108	108
3.19%, 11/15/2036 (b)	87	74
Intel Corp.
3.25%, 11/15/2049	55	37
3.05%, 8/12/2051	55	35
5.70%, 2/10/2053	61	60
KLA Corp. 3.30%, 3/1/2050	172	130
NXP BV (China)
5.00%, 1/15/2033	50	51
3.25%, 5/11/2041	135	104
Texas Instruments, Inc. 5.05%, 5/18/2063	185	186
		1,499
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	145	146
Intuit, Inc. 5.50%, 9/15/2053	30	32
Oracle Corp.
3.80%, 11/15/2037	310	274
3.60%, 4/1/2050	60	46
VMware LLC
1.40%, 8/15/2026	154	146
4.70%, 5/15/2030	143	144
		788
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	59
1.88%, 10/15/2030	421	363
Crown Castle, Inc. 5.80%, 3/1/2034	50	53
Equinix, Inc. 2.90%, 11/18/2026	122	119

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Extra Space Storage LP
5.90%, 1/15/2031	80	85
2.40%, 10/15/2031	110	94
		773
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	104
Home Depot, Inc. (The) 3.63%, 4/15/2052	60	48
		152
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	134
2.70%, 8/5/2051	120	83
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	180	178
		395
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	124
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	156
4.39%, 8/15/2037	110	100
		380
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	210
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	223
5.05%, 7/15/2033	100	102
5.15%, 4/15/2034	55	57
3.40%, 10/15/2052	125	91
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	100	104
		577
Total Corporate Bonds (Cost $60,005)		58,570
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	495	452
Pool # WA1626, 3.45%, 8/1/2032	387	369
Pool # WN3225, 3.80%, 10/1/2034	250	239
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	201	192
Pool # QA9530, 2.50%, 5/1/2050	170	149
Pool # QB4026, 2.50%, 10/1/2050	501	442
Pool # QB4045, 2.50%, 10/1/2050	313	275
Pool # QB4484, 2.50%, 10/1/2050	206	181
Pool # QB4542, 2.50%, 10/1/2050	211	186

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RA4224, 3.00%, 11/1/2050	105	95
Pool # QB8503, 2.50%, 2/1/2051	318	277
Pool # SD4767, 2.50%, 2/1/2051	468	409
Pool # QC9443, 2.50%, 10/1/2051	235	206
Pool # QD5778, 3.00%, 1/1/2052	246	223
Pool # SD5768, 3.00%, 1/1/2052	818	745
Pool # QD7596, 2.50%, 2/1/2052	735	642
Pool # RA6808, 3.00%, 2/1/2052	348	315
Pool # SD3952, 2.50%, 3/1/2052	495	434
Pool # QE1637, 4.00%, 5/1/2052	95	93
Pool # QE1832, 4.50%, 5/1/2052	116	116
Pool # QH9763, 6.00%, 1/1/2054	160	164
Pool # QH9845, 6.00%, 2/1/2054	708	728
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	247	254
Pool # BK2113, 2.50%, 3/1/2050	159	139
Pool # CA5658, 2.50%, 5/1/2050	52	45
Pool # FM3118, 3.00%, 5/1/2050	153	140
Pool # BP8608, 2.50%, 6/1/2050	106	92
Pool # BP9250, 2.50%, 7/1/2050	469	411
Pool # CA6635, 2.50%, 8/1/2050	174	153
Pool # FP0059, 2.50%, 8/1/2050	353	307
Pool # BQ2894, 3.00%, 9/1/2050	283	259
Pool # BQ3996, 2.50%, 10/1/2050	204	179
Pool # BQ5243, 3.50%, 10/1/2050	115	108
Pool # CA7398, 3.50%, 10/1/2050	274	259
Pool # BP7667, 2.50%, 12/1/2050	261	229
Pool # CA8637, 4.00%, 1/1/2051	623	609
Pool # CB0189, 3.00%, 4/1/2051	102	92
Pool # CB0458, 2.50%, 5/1/2051	169	148
Pool # FS7655, 2.50%, 5/1/2051	465	405
Pool # FM7916, 2.50%, 6/1/2051	152	134
Pool # FM7957, 2.50%, 7/1/2051	990	868
Pool # CB1301, 2.50%, 8/1/2051	252	220
Pool # FM8247, 2.50%, 8/1/2051	140	123
Pool # FS4624, 2.50%, 11/1/2051	126	110
Pool # FS2559, 3.00%, 12/1/2051	476	431
Pool # BU3079, 3.00%, 1/1/2052	162	145
Pool # BV4831, 3.00%, 2/1/2052	152	136
Pool # FS7749, 3.00%, 2/1/2052	434	395
Pool # BV0295, 3.50%, 2/1/2052	355	338
Pool # BV4924, 3.00%, 4/1/2052	739	671
Pool # BV6743, 4.50%, 5/1/2052	117	116
Pool # BV9515, 6.00%, 6/1/2052	137	141
Pool # BY4714, 5.00%, 6/1/2053	365	365
Pool # BY9327, 6.00%, 11/1/2053	367	376
Pool # DA7753, 5.50%, 1/1/2054	174	177
Pool # DA0425, 6.00%, 2/1/2054	185	190

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DA7754, 6.00%, 2/1/2054	626	643
Pool # CB8334, 5.50%, 4/1/2054	524	531
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	219	224
Pool # AM3010, 5.07%, 3/1/2028	198	205
Pool # BL8639, 1.09%, 4/1/2028	233	211
Pool # BS6144, 3.97%, 1/1/2029	490	489
Pool # AM5319, 4.34%, 1/1/2029	180	182
Pool # BS8149, 4.97%, 9/1/2029	300	311
Pool # BS0448, 1.27%, 12/1/2029	431	375
Pool # BL9748, 1.60%, 12/1/2029	136	121
Pool # AN7593, 2.99%, 12/1/2029	124	118
Pool # BL9252, 1.37%, 3/1/2030	144	126
Pool # AN8285, 3.11%, 3/1/2030	129	124
Pool # BS0154, 1.28%, 4/1/2030	94	81
Pool # AM8544, 3.08%, 4/1/2030	57	55
Pool # BL9251, 1.45%, 10/1/2030	349	302
Pool # BL4885, 2.55%, 10/1/2030	158	146
Pool # AM4789, 4.18%, 11/1/2030	82	83
Pool # BL9891, 1.37%, 12/1/2030	239	205
Pool # BS0025, 1.38%, 12/1/2030	542	469
Pool # BL9494, 1.46%, 12/1/2030	95	81
Pool # BS7290, 5.64%, 2/1/2031	494	530
Pool # BS6203, 4.26%, 4/1/2031	196	196
Pool # BS8442, 4.74%, 4/1/2031	643	666
Pool # BS2915, 1.87%, 5/1/2031	80	70
Pool # BS6802, 4.93%, 6/1/2031	539	557
Pool # BS8688, 4.68%, 8/1/2031	294	304
Pool # BS8686, 4.68%, 11/1/2031	290	299
Pool # BS4563, 2.01%, 1/1/2032	95	83
Pool # BS5580, 3.68%, 1/1/2032	370	359
Pool # BM7037, 1.75%, 3/1/2032 (e)	449	384
Pool # BS4654, 2.39%, 3/1/2032	333	297
Pool # BL5680, 2.44%, 3/1/2032	425	379
Pool # AN5952, 3.01%, 7/1/2032	129	120
Pool # AN5472, 3.09%, 7/1/2032	575	537
Pool # AN6149, 3.14%, 7/1/2032	595	554
Pool # BS5530, 3.30%, 7/1/2032	564	530
Pool # BS6095, 4.14%, 7/1/2032	180	180
Pool # BS6345, 3.91%, 8/1/2032	165	161
Pool # BZ0884, 5.37%, 9/1/2032	474	505
Pool # BM3226, 3.45%, 10/1/2032 (e)	579	555
Pool # BS6822, 3.81%, 10/1/2032	320	312
Pool # BS8528, 4.31%, 10/1/2032	670	673
Pool # BS6872, 4.41%, 10/1/2032	105	106
Pool # BS6926, 4.51%, 10/1/2032	145	148
Pool # BS6928, 4.55%, 10/1/2032	115	118
Pool # BS6915, 4.60%, 10/1/2032	343	350

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6954, 4.93%, 10/1/2032	257	268
Pool # BM6491, 1.46%, 11/1/2032 (e)	603	498
Pool # BM6492, 1.51%, 11/1/2032 (e)	758	627
Pool # BS6819, 4.12%, 11/1/2032	375	373
Pool # BS6985, 4.92%, 11/1/2032	600	625
Pool # BS7090, 4.45%, 12/1/2032	615	625
Pool # BS7113, 4.90%, 12/1/2032	114	119
Pool # AN7923, 3.33%, 1/1/2033	250	235
Pool # BS8428, 4.41%, 1/1/2033	600	606
Pool # BS7398, 4.74%, 2/1/2033	285	294
Pool # BS5357, 3.41%, 3/1/2033	275	258
Pool # AN9067, 3.51%, 5/1/2033	140	133
Pool # BS8416, 4.56%, 5/1/2033	210	215
Pool # AN9752, 3.65%, 7/1/2033	615	592
Pool # BS5511, 3.45%, 8/1/2033	361	340
Pool # AN9753, 3.65%, 8/1/2033	450	433
Pool # BS5127, 3.15%, 9/1/2033	215	197
Pool # BS4197, 2.14%, 12/1/2033	246	211
Pool # BL1012, 4.03%, 12/1/2033	130	128
Pool # BL0900, 4.08%, 2/1/2034	100	99
Pool # BZ0430, 4.32%, 2/1/2034	220	221
Pool # AN0375, 3.76%, 12/1/2035	218	211
Pool # AN4430, 3.61%, 1/1/2037	194	188
Pool # BF0105, 4.00%, 6/1/2056	244	235
Pool # BF0107, 4.50%, 6/1/2056	184	182
Pool # BF0118, 4.50%, 6/1/2056	240	238
Pool # BF0125, 4.00%, 7/1/2056	210	202
Pool # BF0189, 3.00%, 6/1/2057	542	481
Pool # BF0219, 3.50%, 9/1/2057	493	458
Pool # BF0230, 5.50%, 1/1/2058	487	508
Pool # BF0497, 3.00%, 7/1/2060	232	203
Pool # BF0561, 3.00%, 9/1/2061	575	502
Pool # BF0578, 2.50%, 12/1/2061	1,175	979
Pool # BF0732, 2.50%, 6/1/2063	631	540
Pool # BF0733, 3.00%, 6/1/2063	578	508
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2054 (f)	1,700	1,467
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	298	280
Pool # BR3929, 3.50%, 10/20/2050	192	180
Pool # BW1726, 3.50%, 10/20/2050	237	222
Pool # BS8546, 2.50%, 12/20/2050	577	498
Pool # BR3928, 3.00%, 12/20/2050	313	290
Pool # BU7538, 3.00%, 12/20/2050	178	165
Pool # 785294, 3.50%, 1/20/2051	559	518
Pool # CA8452, 3.00%, 2/20/2051	791	730
Pool # CB1543, 3.00%, 2/20/2051	544	496
Pool # CA3588, 3.50%, 2/20/2051	578	543
Pool # CB1536, 3.50%, 2/20/2051	620	585

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1542, 3.00%, 3/20/2051	349	318
Pool # CC0070, 3.00%, 3/20/2051	89	83
Pool # CC8726, 3.00%, 3/20/2051	113	103
Pool # CC8738, 3.00%, 3/20/2051	155	142
Pool # CC8723, 3.50%, 3/20/2051	721	678
Pool # CC0088, 4.00%, 3/20/2051	30	29
Pool # CC0092, 4.00%, 3/20/2051	71	70
Pool # CC8727, 3.00%, 4/20/2051	188	171
Pool # CC8739, 3.00%, 4/20/2051	507	462
Pool # CC8740, 3.00%, 4/20/2051	418	381
Pool # CC8751, 3.00%, 4/20/2051	93	85
Pool # CA3563, 3.50%, 7/20/2051	351	333
Pool # CE2586, 3.50%, 7/20/2051	474	446
Pool # CK1527, 3.50%, 12/20/2051	348	329
Pool # CJ8184, 3.50%, 1/20/2052	369	346
Pool # CK2660, 3.00%, 2/20/2052	219	200
Pool # CK2716, 3.50%, 2/20/2052	290	269
Pool # CI8525, 5.00%, 2/20/2052	390	390
Pool # CK8295, 5.00%, 3/20/2052	183	182
Pool # CN3127, 5.00%, 8/20/2052	168	169
Pool # CO4960, 5.00%, 8/20/2052	277	277
Pool # CU6748, 6.00%, 9/20/2053	381	389
Pool # DA2721, 5.50%, 3/20/2054	149	151
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	166	165
Pool # CU1093, 5.50%, 6/20/2063	190	191
Pool # CV1712, 5.50%, 6/20/2063	115	115
Pool # CU1092, 6.00%, 6/20/2063	206	208
Pool # 785183, 2.93%, 10/20/2070 (e)	341	311
Total Mortgage-Backed Securities (Cost $57,226)		55,251
U.S. Treasury Obligations — 6.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	739	488
1.13%, 8/15/2040	2,434	1,594
2.38%, 2/15/2042	1,140	888
3.25%, 5/15/2042	845	751
3.38%, 8/15/2042	900	812
3.13%, 2/15/2043	3,035	2,626
3.88%, 2/15/2043	4,045	3,902
3.88%, 5/15/2043	110	106
3.63%, 8/15/2043	210	195
1.38%, 8/15/2050	5,210	2,870
1.88%, 2/15/2051	342	215
2.25%, 2/15/2052	999	681
3.63%, 2/15/2053	3,245	2,951
U.S. Treasury Notes
4.13%, 1/31/2025 (g)	195	194

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.00%, 12/15/2025 (g)	160	160
1.88%, 2/28/2027	3,740	3,592
3.13%, 8/31/2027	1,445	1,427
3.88%, 12/31/2027	405	409
3.63%, 3/31/2028	4,715	4,725
1.88%, 2/28/2029	954	888
2.88%, 4/30/2029	6,432	6,241
3.13%, 8/31/2029	1,700	1,665
3.63%, 3/31/2030	7,625	7,630
3.50%, 2/15/2033	565	555
3.88%, 8/15/2033	1,160	1,169
4.00%, 2/15/2034	1,485	1,511
U.S. Treasury STRIPS Bonds
1.05%, 8/15/2026 (h)	1,015	949
1.18%, 5/15/2027 (h)	1,035	942
Total U.S. Treasury Obligations (Cost $50,494)		50,136
Asset-Backed Securities — 3.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	77	71
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 6.23%, 12/18/2037 (b) (e)	176	173
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	315	299
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	236	224
Series 2016-3, Class AA, 3.00%, 10/15/2028	166	156
Series 2021-1, Class B, 3.95%, 7/11/2030	275	259
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	270	275
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	735	754
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	250	247
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	100	97
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	335	324
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	140	135
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	120	113
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (b)	510	492
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	280	267
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	98	92
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	250	255
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	200	206
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	470	443
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	395	402
Series 2024-1, Class D, 6.03%, 11/15/2029	225	231
Series 2024-2, Class C, 6.07%, 2/15/2030	375	384
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	139	137
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	575	576

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	74	69
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	175	168
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	338	305
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 ‡ (b)	205	205
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	210	218
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	540	560
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	425	425
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	33	30
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	205	195
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	199	188
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	21	20
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	64	62
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	120	122
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	130	130
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	245	246
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	165	170
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	138	130
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	130	134
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	176
Series 2023-5A, Class C, 6.85%, 1/16/2029	170	176
Series 2024-1A, Class D, 5.84%, 6/17/2030	200	205
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	294	298
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	11	11
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	158	160
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	420	392
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	140	137
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	33	33
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	265	250
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	259	266
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	385	386
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	265	271
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	321	328
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	404	381
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	232	210
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	215	219
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	150	143
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	100	102
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	345	360
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	43	42

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	425	405
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	191	180
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	119	122
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	135	132
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	104	100
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	280	271
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	335	324
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	185	190
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	465	477
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	120	113
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	53	52
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	634	616
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	50	50
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	345	317
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	117	116
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (d)	245	244
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	275	256
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	205	187
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	465	415
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	889	855
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	100	92
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	110	99
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	84	84
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	185	189
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	155	158
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	172	169
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	4	4
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	608	596
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	200	203
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	195	193
Santander Drive Auto Receivables Trust Series 2023-6, Class C, 6.40%, 3/17/2031	135	142
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	150	156
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	235	253
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	430	442
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	43	41
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	112	113
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	114	115
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	406	417
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (b)	334	342
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	175	178

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	180	180
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	150	149
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	52	51
Series 2019-2, Class B, 3.50%, 5/1/2028	104	99
Series 2018-1, Class A, 3.70%, 3/1/2030	185	169
Series 2024-1, Class AA, 5.45%, 2/15/2037	290	302
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	12	12
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (b) (d)	19	19
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (b) (d)	213	211
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	56	56
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	281	279
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	261	261
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	177	177
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	120	120
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	220	219
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	223	222
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	83	80
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	233	237
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	270	278
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	308
Total Asset-Backed Securities (Cost $27,359)		27,372
Collateralized Mortgage Obligations — 1.3%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.98%, 7/25/2043 (b) (e)	245	253
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	305	304
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	162	149
Series 2019-1, Class M55D, 4.00%, 7/25/2058	173	163
Series 2019-2, Class M55D, 4.00%, 8/25/2058	217	204
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	378	341
Series 2023-1, Class MT, 3.00%, 10/25/2062	387	331
Series 2024-2, Class MT, 3.50%, 5/25/2064 (b)	380	343
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	219
Series 4257, Class DZ, 2.50%, 10/15/2043	959	836
Series 4672, Class QB, 3.50%, 4/15/2047	300	277
Series 4910, Class LZ, 3.00%, 9/25/2049	466	306
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,432	202
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	125	132
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	47	48
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	110	108
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	218
Series 2018-52, Class PZ, 4.00%, 7/25/2048	171	163

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-54, Class KC, 2.50%, 9/25/2049	117	110
Series 2022-4, Class TA, 1.00%, 4/25/2051	290	234
Series 2018-75, Class UZ, 4.00%, 10/25/2058	807	763
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	246	252
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	513	334
Series 2024-64, Class YH, 5.00%, 4/20/2054	655	654
Series 2015-H11, Class FC, 6.02%, 5/20/2065 (e)	119	119
Series 2021-H14, Class YD, 7.53%, 6/20/2071 (e)	377	343
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	150	151
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	1,070	1,088
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	745	745
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	165	164
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	684	619
Total Collateralized Mortgage Obligations (Cost $10,402)		10,173
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	230	221
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.08%, 7/25/2041 (b) (e)	306	290
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	288	281
Series K754, Class AM, 4.94%, 11/25/2030 (e)	215	224
Series K-1510, Class A2, 3.72%, 1/25/2031	115	113
Series KJ45, Class A2, 4.66%, 1/25/2031	550	561
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	270	262
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	515	448
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (e)	267	265
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	295	299
Series 2024-M2, Class A2, 3.75%, 8/25/2033	825	790
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	14	14
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (e)	516	38
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (e)	210	195
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (e)	15	15
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (e)	165	163
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (e)	330	321
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.28%, 11/25/2053 (b) (e)	279	291
Series 2024-01, Class M7, 8.03%, 7/25/2054 (b) (e)	140	142
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	360	313
Total Commercial Mortgage-Backed Securities (Cost $5,311)		5,246
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	176
Republic of Peru 2.78%, 12/1/2060	49	29

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.50%, 2/12/2034	228	194
6.00%, 5/7/2036	200	204
Total Foreign Government Securities (Cost $682)		603
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	68
	SHARES (000)
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (j) (Cost $37,507)	37,507	37,507
Total Investments — 99.7% (Cost $670,169)		770,974
Other Assets Less Liabilities — 0.3%		2,504
NET ASSETS — 100.0%		773,478

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	11	12/19/2024	USD	1,303	2
U.S. Treasury 2 Year Note	48	12/31/2024	USD	9,998	37
U.S. Treasury 5 Year Note	76	12/31/2024	USD	8,356	32
					71
Short Contracts
U.S. Treasury Ultra Bond	(10)	12/19/2024	USD	(1,333)	1
					72

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,454	$918	$27,372
Collateralized Mortgage Obligations	—	10,173	—	10,173
Commercial Mortgage-Backed Securities	—	5,246	—	5,246
Corporate Bonds	—	58,570	—	58,570
Exchange-Traded Funds	212,092	—	—	212,092
Foreign Government Securities	—	603	—	603
Investment Companies	313,956	—	—	313,956
Mortgage-Backed Securities	—	55,251	—	55,251
Municipal Bonds	—	68	—	68
U.S. Treasury Obligations	—	50,136	—	50,136
Short-Term Investments
Investment Companies	37,507	—	—	37,507
Total Investments in Securities	$563,555	$206,501	$918	$770,974
Appreciation in Other Financial Instruments
Futures Contracts	$72	$—	$—	$72
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$12,242	$1,888	$900	$41	$817	$14,088	253	$133	$—
JPMorgan BetaBuilders International Equity ETF (a)	63,801	13,622	5,195	177	4,724	77,129	1,224	318	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,430	673	767	83	815	6,234	62	45	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	27,408	6,631	3,201	(48)	1,346	32,136	679	310	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,198	3,577	1,707	74	1,503	21,645	229	64	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	10,034	2,186	1,465	132	1,131	12,018	179	37	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	8,606	1,482	244	(23)	389	10,210	215	178	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,855	11,615	3,604	(311)	3,671	80,226	10,812	982	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,806	2,144	712	13	694	13,945	2,172	203	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,417	1,712	913	51	849	14,116	795	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	144,220	20,631	8,785	142	8,621	164,829	1,906	529	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$34,834	$6,482	$1,980	$(9)	$1,513	$40,840	6,169	$715	$—
JPMorgan Inflation Managed Bond ETF (a)	32,853	5,343	654	(16)	1,106	38,632	805	369	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	24,908	49,345	36,746	—	—	37,507	37,507	504	—
Total	$475,612	$127,331	$66,873	$306	$27,179	$563,555		$4,387	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.